Research and Development Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Research and Development Expenses
Employee compensation	¥ 2,658,158		¥ 1,362,231	¥ 2,004,931
Design and development expenses	1,572,834		778,463	2,041,024
Depreciation and amortization expenses	214,312		255,544	187,137
Rental and related expenses	53,846		51,123	57,401
Travel and entertainment expenses	43,732		15,720	63,998
Others	48,970		24,689	74,089
Total	¥ 4,591,852	$ 720,562	¥ 2,487,770	¥ 4,428,580